Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	51 Months Ended	60 Months Ended	118 Months Ended
	Apr. 29, 2015	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000221782
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Waycross Managed Risk Equity Fund
C000221781
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Waycross Focused Core Equity Fund
Without Sales Load [Member] | C000221782
Average Annual Return [Line Items]
Average Annual Return, Percent		7.98%		11.64%	7.33%
Without Sales Load [Member] | C000221781
Average Annual Return [Line Items]
Average Annual Return, Percent		15.29%	14.20%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 TR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		18.41%	13.72%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50% S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent		11.72%		9.92%	7.70%